CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ 108,370	$ 68,450	$ (30,084)
OTHER COMPREHENSIVE INCOME (LOSS)
Change in net unrealized gains (losses) on marketable securities	1,129	(1,905)	(63)
Less: reclassification adjustment for net losses (gains) included in net income (loss)	(78)	311	(730)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	1,051	(1,594)	(793)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 109,421	$ 66,856	$ (30,877)